Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations [Abstract]
Cash	$ 117,985		$ 340,962	$ 4,952
Offering costs	$ 8,365,339		$ 8,365,339
Effective tax rate	18.58%	0.00%
Statutory tax rate	21.00%	21.00%	21.00%